Defined Benefit Plans - Summary of Estimated Approximate Effects on Defined Benefit Obligation (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Transamerica [member] | Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (40)	€ (46)
Decrease in actuarial assumptions	44	51
Transamerica [member] | Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(163)	(183)
Decrease in actuarial assumptions	201	232
Transamerica [member] | Finance actuarial assumption on salary increase rate by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	4	4
Decrease in actuarial assumptions	(3)	(4)
Transamerica [member] | Financial actuarial assumptions of health care trend rates by 100 bps variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	9	12
Decrease in actuarial assumptions	(9)	(10)
Aegon United Kingdom [member] | Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(20)	(21)
Decrease in actuarial assumptions	21	23
Aegon United Kingdom [member] | Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(103)	(114)
Decrease in actuarial assumptions	126	142
Aegon United Kingdom [member] | Financial actuarial assumptions of price inflation trend rates by 100 bps variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	110	50
Decrease in actuarial assumptions	(101)	(95)
Aegon Employees Netherlands BV [Member] | Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(1)	(1)
Decrease in actuarial assumptions	1	1
Aegon Employees Netherlands BV [Member] | Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(12)	(13)
Decrease in actuarial assumptions	€ 16	€ 17